Cover	Aug. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2021
Entity File Number	000-22507
Entity Registrant Name	The First Bancshares, Inc.
Entity Central Index Key	0000947559
Entity Tax Identification Number	64-0862173
Entity Incorporation, State or Country Code	MS
Entity Address, Address Line One	6480 U.S. Hwy 98 West
Entity Address, City or Town	Hattiesburg
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39402
City Area Code	601
Local Phone Number	268-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	FBMS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false